Corporate information and going concern (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Corporate information and going concern
Cumulative deficit	$ 49,420,017	$ 41,303,530
Working capital deficiency	$ 12,495,043	$ 423,841